NOTES PAYABLE - Summary of Notes Payable (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Less: Current portion	$ (17,994)	$ (3,273)	$ 0
Total	7,369	1,364	$ 0
Equipment Finance Agreement [Member]
Notes Payable	25,363	4,637
Less: Current portion	(17,994)	(3,273)
Total	7,369	1,364
Miner Equipment Note A [Member] | Equipment Finance Agreement [Member]
Notes Payable	$ 1,992	$ 4,233
Loan Date	December 2020
Maturity Date	June 2022	July 2022
Interest Rate	17.00%	17.00%
Initial Financing	$ 4,482	$ 4,482
Miner Equipment Note B [Member] | Equipment Finance Agreement [Member]
Notes Payable	$ 166	$ 404
Loan Date	December 2020
Maturity Date	June 2022	June 2022
Interest Rate	17.00%	17.00%
Initial Financing	$ 428	$ 428
Miner Equipment Note C [Member] | Equipment Finance Agreement [Member]
Notes Payable	$ 1,733
Loan Date	March 2021
Maturity Date	November 2022
Interest Rate	17.00%
Initial Financing	$ 2,229
Miner Equipment Note D [Member] | Equipment Finance Agreement [Member]
Notes Payable	$ 3,343
Loan Date	April 2021
Maturity Date	December 2022
Interest Rate	17.00%
Initial Financing	$ 4,012
Miner Equipment Note E And H [Member] | Equipment Finance Agreement [Member]
Notes Payable	$ 11,751
Loan Date	May 2021
Maturity Date	October 2023
Interest Rate	15.00%
Initial Financing	$ 12,080
Miner Equipment Note I [Member] | Equipment Finance Agreement [Member]
Notes Payable	$ 3,962
Loan Date	July 2021
Maturity Date	January 2023
Interest Rate	17.00%
Initial Financing	$ 4,457
Miner Equipment Note J [Member] | Equipment Finance Agreement [Member]
Notes Payable	$ 2,415
Loan Date	July 2021
Maturity Date	March 2023
Interest Rate	17.00%
Initial Financing	$ 2,701